Note 20 - Operating Segments - Summary of Financial Information for the Reportable Segments (Details) - USD ($)		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Net Interest Income (Loss)		$ 18,163,000	$ 23,689,000
Provision for Loan, Lease, and Other Losses		157,000	2,475,000
Net Interest Income (Loss) after Provision for Credit Losses		18,006,000	21,214,000
Insurance commissions		663,000	593,000
Income from bank-owned life insurance		102,000	89,000
Net gain on loans held for sale		6,696,000	12,500,000
Gain on the sale of SBA loans		468,000	310,000
Total Non-Interest Income		15,332,000	19,411,000
Salaries and employee benefits		20,973,000	20,137,000
Directors’ fees and expenses		316,000	286,000
Occupancy and equipment		2,481,000	1,904,000
Data processing		1,051,000	690,000
Professional fees		1,058,000	748,000
FDIC deposit insurance assessment		867,000	658,000
Advertising		643,000	568,000
Amortization of Intangible Assets		49,000	49,000
Other		3,002,000	2,220,000
Total Non-Interest Expense		30,440,000	27,260,000
Pretax Segment Profit (Loss)		2,898,000	13,365,000
Net (Loss) Income Attributable to Noncontrolling Interest		(350,000)	2,448,000
Segment Assets		754,118,000	792,350,000
Mortgage Banking and Abstract Fees [Member]
Non-interest revenue		2,338,000	3,103,000
Real Estate Sales Commissions [Member]
Non-interest revenue		94,000	298,000
Other Fees and Services Fees [Member]
Non-interest revenue		1,253,000	650,000
Loan Servicing Fee [Member]
Non-interest revenue		3,718,000	1,868,000
Quaint Oak Bank [Member]
Net Interest Income (Loss)	[1]	19,394,000	24,114,000
Provision for Loan, Lease, and Other Losses		157,000	2,475,000
Net Interest Income (Loss) after Provision for Credit Losses		19,237,000	21,639,000
Insurance commissions	[1]	663,000	593,000
Income from bank-owned life insurance	[1]	102,000	89,000
Net gain on loans held for sale	[1]	2,620,000	3,270,000
Gain on the sale of SBA loans	[1]	468,000	310,000
Total Non-Interest Income	[1]	5,291,000	5,660,000
Salaries and employee benefits	[1]	13,850,000	13,828,000
Directors’ fees and expenses	[1]	316,000	286,000
Occupancy and equipment	[1]	1,656,000	1,274,000
Data processing	[1]	1,051,000	690,000
Professional fees	[1]	932,000	668,000
FDIC deposit insurance assessment	[1]	867,000	658,000
Advertising	[1]	284,000	186,000
Amortization of Intangible Assets	[1]	49,000	49,000
Other	[1]	1,911,000	1,291,000
Total Non-Interest Expense	[1]	20,916,000	18,930,000
Pretax Segment Profit (Loss)	[1]	3,612,000	8,369,000
Net (Loss) Income Attributable to Noncontrolling Interest		(350,000)	2,448,000
Segment Assets	[1]	719,791,000	757,688,000
Quaint Oak Bank [Member] | Mortgage Banking and Abstract Fees [Member]
Non-interest revenue		599,000	757,000
Quaint Oak Bank [Member] | Real Estate Sales Commissions [Member]
Non-interest revenue	[1]	94,000	298,000
Quaint Oak Bank [Member] | Other Fees and Services Fees [Member]
Non-interest revenue	[1]	510,000	330,000
Quaint Oak Bank [Member] | Loan Servicing Fee [Member]
Non-interest revenue		235,000	13,000
Quaint Oak Bank, Mortgage [Member]
Net Interest Income (Loss)		(1,231,000)	(425,000)
Provision for Loan, Lease, and Other Losses		0	0
Net Interest Income (Loss) after Provision for Credit Losses		(1,231,000)	(425,000)
Insurance commissions		0	0
Income from bank-owned life insurance		0	0
Net gain on loans held for sale		4,076,000	9,230,000
Gain on the sale of SBA loans		0	0
Total Non-Interest Income		10,041,000	13,751,000
Salaries and employee benefits		7,123,000	6,309,000
Directors’ fees and expenses		0	0
Occupancy and equipment		825,000	630,000
Data processing		0	0
Professional fees		126,000	80,000
FDIC deposit insurance assessment		0	0
Advertising		359,000	382,000
Amortization of Intangible Assets		0	0
Other		1,091,000	929,000
Total Non-Interest Expense		9,524,000	8,330,000
Pretax Segment Profit (Loss)		(714,000)	4,996,000
Net (Loss) Income Attributable to Noncontrolling Interest		0	0
Segment Assets		34,327,000	34,662,000
Quaint Oak Bank, Mortgage [Member] | Mortgage Banking and Abstract Fees [Member]
Non-interest revenue		1,739,000	2,346,000
Quaint Oak Bank, Mortgage [Member] | Real Estate Sales Commissions [Member]
Non-interest revenue		0	0
Quaint Oak Bank, Mortgage [Member] | Other Fees and Services Fees [Member]
Non-interest revenue		743,000	320,000
Quaint Oak Bank, Mortgage [Member] | Loan Servicing Fee [Member]
Non-interest revenue		$ 3,483,000	1,855,000
Mortgage Banking and Abstract Fees [Member]
Non-interest revenue			$ 3,103,000

[1]	Includes Quaint Oak Bancorp, Inc. and the Bank’s subsidiaries, Quaint Oak Mortgage, Quaint Oak Real Estate, Quaint Oak Abstract, Quaint Oak Insurance Agency, QOB Properties, and Oakmont Commercial.